Schedule of Contractual Obligations (Details) - HKD ($)		Sep. 30, 2025	Sep. 30, 2024
Operating lease payment - short-term leases		$ 198,000	$ 198,000
Non-cancellable purchase contracts	[1]	15,518,899	14,401,405
Total		15,716,899	14,599,405
Within One Year [Member]
Operating lease payment - short-term leases		198,000	198,000
Non-cancellable purchase contracts	[1]	15,518,899	14,401,405
Total		15,716,899	14,599,405
Within One Two Years [Member]
Operating lease payment - short-term leases		0	0
Non-cancellable purchase contracts	[1]	0	0
Total		$ 0	$ 0

[1]	Mainly refers to the target or minimum purchases from vendors pursuant to distributor agreements with certain vendors. The distributor agreements cover the period of 12 months.